Share Capital	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Share Capital

9. Share Capital

Common shares

As of June 30, 2024, the Company has one class of Class A common shares.

Restricted stock units or incentive stock units have been granted periodically to the Directors and management, under the Company’s Equity Incentive Plans, as part of their compensation arrangements (see note 10). In April 2020, 184,270 shares were issued under grants made under the 2019 Omnibus Incentive Plan (the “2019 Plan”). In 2023, 2022 and 2021, 440,698, 586,819 and 747,604 Class A common shares were issued under the 2019 Plan, respectively.

During the six months ended June 30, 2024, and 2023, a further 323,478 and 142,868 Class A common shares were issued under the 2019 Plan, respectively.

 On January 26, 2021, the Company completed its underwritten public offering of 5,400,000 Class A common shares, at a public offering price of $13.00 per share, for gross proceeds to the Company of approximately $70,200, prior to deducting underwriting discounts, commissions and other offering expenses. The Company intended to use the net proceeds of the offering for funding the expansion of the Company’s fleet, general corporate purposes, and working capital. On February 17, 2021, the Company issued an additional 141,959 Class A common shares in connection with the underwriters’ partial exercise of their option to purchase additional shares (together, the “January 2021 Equity Offering”). The net proceeds the Company received in the January 2021 Equity Offering, after underwriting discounts and commissions and expenses, were approximately $67,758. On September 1, 2021, the Company purchased 521,650 shares and retired them, reducing the issued and outstanding shares. In April 2022, September 2022 and October 2022, the Company repurchased 184,684, 568,835 and 307,121 Class A common shares, respectively, reducing the issued and outstanding shares. During the six-month period ended June 30, 2024, and 2023, the Company repurchased 251,772 and 967,242 Class A common shares, reducing the issued and outstanding shares. During 2023, the Company repurchased 1,242,663 Class A common shares, reducing the issued and outstanding shares. As at June 30, 2024, the Company had 35,260,029 Class A common shares outstanding.

On May 10, 2023, the Company announced a dividend of $0.375 per Class A common share from the earnings of the first quarter of 2023 paid on June 2, 2023, to common shareholders of record as of May 24, 2023, amounting to $13,340.

On August 3, 2023, the Company announced a dividend of $0.375 per Class A common share from the earnings of the second quarter of 2023 paid on September 4, 2023 to common shareholders of record as of August 23, 2023 amounting to $13,300.

On November 9, 2023, the Company announced a dividend of $0.375 per Class A common share from the earnings of the third quarter of 2023 paid on December 4, 2023, to common shareholders of record as of November 24, 2023, amounting to $13,258.

On February 12, 2024, the Company announced a dividend of $0.375 per Class A common share from the earnings of the fourth quarter of 2023 paid on March 6, 2024, to common shareholders of record as of February 22, 2024, amounting to $13,214.

On May 10, 2024, the Company announced a dividend of $0.375 per Class A common share from the earnings of the first quarter of 2024 paid on June 3, 2024, to common shareholders of record as of May 24, 2024, amounting to $13,255.

9. Share Capital (continued)

Preferred shares

On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company’s 8.75% Series B Cumulative Perpetual Preferred Shares (“Series B Preferred Shares”) representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share. The net proceeds from the offering were $33,497. Dividends are payable at 8.75% per annum in arrears on a quarterly basis. At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).

These shares are classified as Equity in the interim unaudited condensed Consolidated Balance Sheets. The dividends payable on the Series B Preferred Shares are presented as a reduction of Retained Earnings in the interim unaudited condensed Consolidated Statements of Changes in Shareholders’ Equity, when and if declared by the Board of Directors. An initial dividend was declared on September 22, 2014 for the third quarter 2014. Dividends have been declared for all subsequent quarters.

On December 29, 2022, the Company entered into a new At Market Issuance Sales Agreement with B. Riley Securities, Inc. (the “Agent”), pursuant to which the Company may offer and sell, from time to time, up to $150,000,000 of its Depositary Shares. This new ATM Agreement terminated and replaced, in its entirety, the former at-the-market program that the Company had in place with the Agent for the Depositary Shares. Up to June 30, 2024, no sales had occurred under the new ATM Agreement.

As of June 30, 2024, there were 4,359,190 Depositary Shares outstanding, representing an interest in 43,592 Series B Preferred Shares.